FEDERATED FIXED INCOME SECURITIES, INC.
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               February 2, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED FIXED INCOME SECURITIES, INC. (the "Registrant")
            Federated Limited Term Municipal Fund
            Federated Strategic Income Fund
           1933 Act File No. 33-43472
           1940 Act File No. 811-6447

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 40 on January 27, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary